Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets
Other Intangible Assets [Line Items]
Amortization expense for intangible assets	$ 13.6	$ 13.8	$ 40.9	$ 41.4	$ 55.1	$ 54.6
Software packages
Other Intangible Assets [Line Items]
Amortization expense for intangible assets					$ 25.4	$ 24.7